Note 4 - Mineral Property Interests (Details Textual) - USD ($)	1 Months Ended		12 Months Ended			72 Months Ended	91 Months Ended
	Feb. 28, 2013	Sep. 30, 2009	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016
Asset Impairment Charges					$ 552,000
Sandstorm [Member]
Mineral Property Interests Agreement, NSR Royalty	0.40%
Mineral Property Interests, NSR Royalty, Upfront Payment Recorded as a Recovery to Acquisition Costs	$ 5,000,000
Certain Unpatented Lode Claims Peripheral to the Ann Mason and Blue Hill Deposits [Member] | MLOPA [Member]
Mineral Property Interests, Option to Purchase			500,000			$ 500,000	$ 500,000
Mineral Property Interests, Option to Purchase, Net Smelter Returns Royalty Rate, Payment Required to Bring Down the Rate to the Minimum			$ 2,000,000
Mineral Property Interests, Option to Purchase, Net Smelter Returns Royalty, Annual Advance Minimum Royalty Payments						$ 27,500
Certain Unpatented Lode Claims Peripheral to the Ann Mason and Blue Hill Deposits [Member] | MLOPA [Member] | Maximum [Member]
Mineral Property Interests, Option to Purchase, Net Smelter Returns Royalty Rate			3.00%			3.00%	3.00%
Certain Unpatented Lode Claims Peripheral to the Ann Mason and Blue Hill Deposits [Member] | MLOPA [Member] | Minimum [Member]
Mineral Property Interests, Option to Purchase, Net Smelter Returns Royalty Rate			1.00%			1.00%	1.00%
Certain Unpatented Lode Claims to the Southwest of the Ann Mason and Blue Hill Deposits [Member] | Agreement Whereby the Company May Acquire an Interest in Mineral Properties [Member]
Mineral Property Interests, Option to Acquire, Percentage			80.00%			80.00%	80.00%
Mineral Property Interests, Option to Acquire, Expenditures Required to Incur Within Three Years		$ 1,000,000
Mineral Property Interests, Option to Acquire, Cash Payments Required Within Three Years		$ 140,000
Mineral Property Interests, Option to Acquire, Common Shares Required to Issue Within Three Years		85,000
Mineral Property Interests, Option to Acquire, Aggregate Advance Royalty Payments Required Between the Fifth and Tenth Anniversaries of the Agreement		$ 375,000
Mineral Property Interests, Option to Acquire, Aggregate Advance Royalty Payments, Actual							$ 150,000
Certain Patented Lode Claims Peripheral to the Ann Mason and Blue Hill Deposits [Member]
Mineral Property Interests, NSR Royalty Rate			2.00%			2.00%	2.00%
Other Properties [Member]
Asset Impairment Charges					$ 552,095